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                  VANGUARD FIXED INCOME SECURITIES FUND, INC.
                             PROSPECTUS SUPPLEMENT
                                FEBRUARY 2, 1996

The Board of Directors of Vanguard Fixed Income Securities Fund, Inc., (the "Fund") has approved revised investment advisory agreements with Wellington Management Company ("WMC"), investment adviser for the Fund's GNMA, Long-Term Corporate, and High Yield Corporate Portfolios. The new agreements involve a reduction in the annual rates of advisory fees to be paid to WMC.

GNMA PORTFOLIO

     Under the terms of the new agreement for the GNMA Portfolio, the Fund will pay WMC a basic advisory fee at the end of each fiscal quarter based on the Portfolio's average month-end net assets during the quarter. The quarterly rate is applied according to the following annual fee schedule:

          NET ASSETS                      ANNUAL BASIC FEE RATE
          ----------                      ---------------------

          First $3 billion                        0.020%
          Next $3 billion                         0.010
          Over $6 billion                         0.008

LONG-TERM CORPORATE PORTFOLIO

     Under the terms of the new agreement for the Long-Term Corporate Portfolio, the Fund will pay WMC a basic advisory fee at the end of each fiscal quarter based on the Portfolio's average month-end net assets during the quarter. The quarterly rate is applied according to the following annual fee schedule:

          NET ASSETS                    ANNUAL BASIC FEE RATE
          ----------                    ---------------------

          First $1 billion                     0.040%
          Next $1 billion                      0.030
          Next $1 billion                      0.020
          Over $3 billion                      0.015

HIGH YIELD CORPORATE PORTFOLIO

     Under the terms of the new agreement for the High Yield Corporate Portfolio, the Fund will pay WMC a basic advisory fee at the end of each fiscal quarter based on the Portfolio's average month-end net assets during the quarter. The quarterly rate is applied according to the following annual fee schedule:

          NET ASSETS                      ANNUAL BASIC FEE RATE
          ----------                      ---------------------

          First $1 billion                        0.060%
          Next $1 billion                         0.040
          Next $1 billion                         0.030
          Over $3 billion                         0.025

     These revised investment advisory agreements replace each Portfolio's original agreement with the adviser dated May 31, 1993, and will go into effect on or about May 1, 1996. Until the effective date, the adviser has agreed to waive its advisory fees to the extent necessary to abide by the new fee schedules.
                                                                            AFFI